Average Annual Total Returns{- Fidelity Government Money Market Fund} - 04.30 Fidelity Hereford Street Trust Money Market Combo Retail Prospectus-10 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.82%	0.42%